Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues and Other Income
Operating revenues, net of royalties	$ 38,542.0	$ 31,954.0
Other income	444.0	125.0
Total revenue	38,986.0	32,079.0
Expenses
Purchases of crude oil and products	14,133.0	11,121.0
Operating, selling and general	10,573.0	9,188.0
Transportation	1,319.0	997.0
Depreciation, depletion, amortization and impairment	5,738.0	5,601.0
Exploration	122.0	104.0
(Gain) loss on asset exchange and disposal of assets	(24.0)	(602.0)
Financing expenses (income)	2,142.0	(246.0)
Total expenses	34,003.0	26,163.0
Earnings before Income Taxes	4,983.0	5,916.0
Income Tax Expense
Current	1,250.0	1,209.0
Deferred income tax expense (recovery)	440.0	249.0
Total tax expense (income)	1,690.0	1,458.0
Net Earnings (Loss)	3,293.0	4,458.0
Items That May be Subsequently Reclassified to Earnings:
Foreign currency translation adjustment	267.0	(198.0)
Items That Will Not be Reclassified to Earnings:
Actuarial gain on employee retirement benefit plans, net of income taxes	103.0	31.0
Other Comprehensive Income (Loss)	370.0	(167.0)
Total Comprehensive Income	$ 3,663.0	$ 4,291.0
Per Common Share (dollars)
Net earnings - basic	$ 2.03	$ 2.68
Net earnings - diluted	2.02	2.68
Cash dividends	$ 1.44	$ 1.28